Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions					1 Months Ended	12 Months Ended
	Sep. 19, 2024	May 16, 2024	Oct. 05, 2023	Apr. 27, 2023	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2022
Dividend payable per ordinary share						£ 0.046
Dividends, proposed						£ 419
Dividend per share	£ 0.02	£ 0.042	£ 0.018	£ 0.024			£ 11,930
Total dividend	£ 182	£ 388	£ 166	£ 222			£ 11,930
Interim dividend per share						£ 0.046
CHHL2
Dividends paid through offset against loans to shareholders					£ 9,211
Dividends paid through offset against interest owed from shareholders					£ 37